Related Parties Payable (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Payable [abstract]
Nature of relationship with related parties
Name	Relationship with the Group
Yan, Keyan	Chairman, Director, and CEO
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen

Significant balances between group and related parties
		As at December 31,
Name	Nature	2017	2016
Yan, Keyan	Borrowing of funds	154,137	1,125.912
Chen, Bizhen	Borrowing of funds	-	24,416
		154,137	1,150,328